BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value	$ 0.0001
Common stock, shares authorized	10,000,000
Common stock, shares outstanding	1,505,079
Varian Biopharmaceuticals [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	31,576,253	30,000,000
Common stock, shares outstanding	31,617,920	30,000,000